Shareholders' Equity (Details 2)	12 Months Ended
Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding, Ending balance	254,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding, Beginning balance
Number of RSUs, Granted	30,000
Number of RSUs, Vested
Number of RSUs, Forfeited
Number of options, Outstanding, Ending balance	30,000